LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
LEASES
Right-of-use assets under operating leases	$ 13,107	$ 47,617
Operating lease liabilities, current	10,887	47,617
Total operating lease liabilities	$ 10,887	$ 47,617